Reporting Entity - Schedule of Total Fleet Consisting (Detail) - Aircraft	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total	171		196
Airbus A-318 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			10
Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	27		27
Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	57		61
Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10		7
Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13		13
Airbus A-321 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2		2
Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10		10
Airbus A330F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6		6
Airbus A300F-B4F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5		5
Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13		13
Boeing 787-9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1
ATR 42 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			2
ATR 72 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15		15
Boeing 767F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2		2
Cessna Grand Caravan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			13
Embraer E-190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10		10
Owned/ Financial Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	113		142
Owned/ Financial Lease [member] | Airbus A-318 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			10
Owned/ Financial Lease [member] | Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	23		23
Owned/ Financial Lease [member] | Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	31		35
Owned/ Financial Lease [member] | Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3		3
Owned/ Financial Lease [member] | Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7		7
Owned/ Financial Lease [member] | Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3		3
Owned/ Financial Lease [member] | Airbus A330F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6		6
Owned/ Financial Lease [member] | Airbus A300F-B4F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5		5
Owned/ Financial Lease [member] | Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	8		8
Owned/ Financial Lease [member] | ATR 42 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			2
Owned/ Financial Lease [member] | ATR 72 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15		15
Owned/ Financial Lease [member] | Boeing 767F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2		2
Owned/ Financial Lease [member] | Cessna Grand Caravan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			13
Owned/ Financial Lease [member] | Embraer E-190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10		10
Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	58	54	54
Operating Leases [Member] | Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4		4
Operating Leases [Member] | Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	26		26
Operating Leases [Member] | Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7		4
Operating Leases [Member] | Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6		6
Operating Leases [Member] | Airbus A-321 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2		2
Operating Leases [Member] | Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7		7
Operating Leases [Member] | Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5		5
Operating Leases [Member] | Boeing 787-9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1